Mineral properties, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2018
Mineral properties, plant and equipment
Three months ended March 31, 2018	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2017	$548,360	$8,310	$36,440	$513,414	$1,106,524
Additions	1,975	1,024	167	2,889	6,055
Transfers	-	(9,334)	-	9,334	-
March 31, 2018	$550,335	$-	$36,607	$525,637	$1,112,579
Accumulated depreciation
December 31, 2017	$-	$-	$20,142	$243,821	$263,963
Charge for the period	-	-	1,405	22,865	24,270
March 31, 2018	-	-	21,547	266,686	288,233
Net book value March 31, 2018	$	$-	$15,060	$258,951	$824,346

Three months ended March 31, 2017 (Restated – note 12)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	343	654	521	787	2,305
Transfers from inventory	-	-	-	111	111
Change in reclamation obligation	-	-	-	(2,900)	(2,900)
March 31, 2017	$547,674	$962	$34,386	$533,968	$1,116,990
Accumulated depreciation
December 31, 2016	$-	$-	$17,079	$205,425	$222,504
Charge for the period	-	-	497	10,325	10,822
March 31, 2017	-	-	17,576	215,750	233,326
Net book value March 31, 2017	$547,674	$962	$16,810	$318,218	$883,664